ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Change In Accrued Warranty) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Balance as of beginning of year	$ 1,199,348	$ 427,581	$ 136,239
Warranty provision	1,783,204	2,055,371	1,206,018
Warranty cost incurred	(1,988,374)	(1,283,604)	(914,676)
Balance as of end of year	$ 993,178	$ 1,199,348	$ 427,581